Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 9. Commitment and Contingencies

Office lease

The Company leases its office and warehouse facility from JK Real Estate, a related party through common family beneficial ownership. The lease has a 20 year term, expiring in July 2021. It is currently likely that the Company will renew this lease for a five year term. The estimated lease payments associated with the renewal are included in the calculation of the future minimum lease payments. The Company is a guarantor of the mortgage on the facility which had a balance of approximately $1,298,100 at March 31, 2019; the Company’s maximum exposure. The Company deems that rental income on this lease is sufficient to cover the loan payments under this mortgage. Therefore, the Company did not record any liability related to the mortgage in the consolidated financial statements as the Company does not believe it will be called upon to perform under this guarantee, in accordance with ASC 460, Guarantees. See note 2 of these footnotes for the analysis of future minimum lease payments.Rental and equipment lease expenses amounted to approximately $58,500 and $53,000 for the three months ended March 31, 2019 and 2018, respectively.

Legal

Based on current negotiations in response to a letter received on November 27, 2018 in connection with a threatened lawsuit by a former employee, the Company believes that it has adequately reserved for any settlement resulting from such negotiations in its financial statements for the three months ended March 31, 2019. To date, the Company has received no further communications from the former employee.

Note 12.	Commitment and Contingencies

Office lease

The Company leases its office and warehouse facility from JK Real Estate, a related party through common family beneficial ownership (see Note 2). The lease has a 20 year term, expiring in July 2021. The Company is a guarantor of the mortgage on the facility which had a balance of approximately $1,307,000 at December 31, 2018; the Company’s maximum exposure. The Company deems that rental income on this lease is sufficient to cover the loan payments under this mortgage. Therefore, the Company did not record any liability related to the mortgage in the consolidated financial statements as the Company does not believe it will be called upon to perform under this guarantee, in accordance with ASC 460, Guarantees.

Legal

At December 31, 2018, future minimum lease payments under operating lease agreements are as follows:

2019	203,000
2020	203,000
2021	102,000
$508,000

Rental and equipment lease expenses amounted to approximately $213,600 and $211,000 for the years ended December 31, 2018 and 2017, respectively.

On November 27, 2018 the company was issued a settlement letter in relation to a threatened lawsuit by a former employee. On March 26, 2019, the company responded to this letter with a settlement offer of approximately $40,000. The company has fully reserved for this settlement amount in the December 31, 2018 financial statements. The company has received no further communications regarding this settlement.